Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2014		2015		2016
	Class A	Class B	Class A	Class B	Ordinary shares	Ordinary shares
	RMB	RMB	RMB	RMB	RMB	US$
Basic earnings per share:
Numerator:
Net income attributable to Autohome Inc.	270,988	477,692	444,916	545,733	1,227,914	176,857
Denominator:
Weighted average ordinary shares outstanding	38,633,284	68,102,019	50,403,077	61,824,328	114,237,600	114,237,600

Basic earnings per share	7.01	7.01	8.83	8.83	10.75	1.55

Diluted earnings per share:
Numerator:
Net income attributable to Autohome Inc.	296,797	451,883	461,052	529,597	1,227,914	176,857
Reallocation of net income as a result of conversion of Class B into Class A ordinary shares (Note 16)	451,883	—	529,597	—	—	—

Net income attributable to Autohome Inc.	748,680	451,883	990,649	529,597	1,227,914	176,857

Denominator:
Weighted average ordinary shares outstanding	38,633,284	68,102,019	50,403,077	61,824,328	114,237,600	114,237,600
Conversion of Class B into Class A ordinary shares (Note 16)	68,102,019	—	61,824,328	—	—	—
Dilutive effect of share-based awards	6,096,282	—	3,419,421	—	1,798,727	1,798,727

Weighted-average number of shares outstanding- diluted	112,831,585	68,102,019	115,646,826	61,824,328	116,036,327	116,036,327

Diluted earnings per share	6.64	6.64	8.57	8.57	10.58	1.52